July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Airbus SE	492,157	$ 98,950,655
Boeing Co.(a)	465,045	103,165,583
L3Harris Technologies, Inc.	788,188	216,609,826
Lockheed Martin Corp.	227,620	95,823,468
RTX Corp.	556,938	87,756,721
		602,306,253
Automobile Components — 0.4%
Lear Corp.	772,112	72,802,440
Automobiles — 0.8%
General Motors Co.	2,695,045	143,753,700
Banks — 12.6%
Bank of America Corp.	4,348,734	205,564,656
Citigroup, Inc.	7,531,950	705,743,715
First Citizens BancShares, Inc., Class A	267,736	534,069,063
JPMorgan Chase & Co.	802,827	237,829,471
Wells Fargo & Co.	7,731,818	623,416,485
		2,306,623,390
Beverages — 0.6%
Keurig Dr. Pepper, Inc.	3,429,686	111,979,248
Broadline Retail — 2.8%
Amazon.com, Inc.(a)	2,178,197	509,937,700
Building Products — 0.8%
Fortune Brands Innovations, Inc.	1,166,240	63,606,730
Johnson Controls International PLC	848,755	89,119,275
		152,726,005
Capital Markets — 3.8%
Carlyle Group, Inc.	3,746,496	227,262,447
Charles Schwab Corp.	1,379,717	134,839,743
Intercontinental Exchange, Inc.	1,753,971	324,186,460
		686,288,650
Chemicals — 2.3%
Air Products and Chemicals, Inc.	511,736	147,318,560
International Flavors & Fragrances, Inc.	1,465,338	104,082,958
PPG Industries, Inc.	1,629,246	171,885,453
		423,286,971
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	30,758,765	153,438,386
Communications Equipment — 1.3%
Cisco Systems, Inc.	3,365,642	229,132,907
Consumer Finance — 0.4%
Capital One Financial Corp.	358,689	77,118,135
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	2,782,321	291,865,473
Containers & Packaging — 1.3%
Crown Holdings, Inc.	839,650	83,427,624
Sealed Air Corp.	5,473,552	160,210,867
		243,638,491
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	4,040,746	172,782,299
Electric Utilities — 3.1%
American Electric Power Co., Inc.	863,835	97,734,292
Edison International	1,446,055	75,368,387
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	1,606,654	$ 113,751,103
Exelon Corp.	4,517,497	203,016,315
PG&E Corp.	5,080,940	71,234,779
		561,104,876
Electronic Equipment, Instruments & Components — 0.1%
Ralliant Corp.(a)	549,337	25,115,688
Entertainment — 1.8%
Electronic Arts, Inc.	1,476,167	225,100,706
Walt Disney Co.	923,640	110,014,760
		335,115,466
Financial Services — 2.3%
Fidelity National Information Services, Inc.	3,984,700	316,425,027
Visa, Inc., Class A	291,369	100,659,248
		417,084,275
Food Products — 2.2%
Kraft Heinz Co.	8,034,582	220,629,622
Lamb Weston Holdings, Inc.	2,191,893	125,091,333
The Campbell’s Co.	1,910,814	60,993,183
		406,714,138
Ground Transportation — 0.9%
CSX Corp.	1,962,142	69,734,526
Union Pacific Corp.	454,140	100,805,456
		170,539,982
Health Care Equipment & Supplies — 5.7%
Baxter International, Inc.	13,070,628	284,416,865
Becton Dickinson & Co.	2,174,192	387,549,724
Medtronic PLC	4,086,709	368,784,620
		1,040,751,209
Health Care Providers & Services — 5.7%
Cardinal Health, Inc.	2,249,311	349,138,053
CVS Health Corp.	6,527,287	405,344,523
Elevance Health, Inc.	699,646	198,055,790
Labcorp Holdings, Inc.	365,590	95,082,647
		1,047,621,013
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	3,705,625	56,918,400
Household Durables — 0.2%
Sony Group Corp.	1,810,000	43,536,473
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	589,123	130,991,499
Industrial REITs — 0.8%
Rexford Industrial Realty, Inc.	2,213,257	80,850,278
STAG Industrial, Inc.	2,042,090	70,104,950
		150,955,228
Insurance — 3.8%
American International Group, Inc.	1,990,436	154,517,546
Fidelity National Financial, Inc., Class A	3,344,600	188,735,778
Willis Towers Watson PLC	1,106,633	349,485,768
		692,739,092
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C	1,312,564	253,141,093
Meta Platforms, Inc., Class A	194,826	150,686,222
		403,827,315

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	2,062,248	$ 147,986,916
Leisure Products — 1.1%
Hasbro, Inc.	2,667,584	200,495,613
Machinery — 1.2%
CNH Industrial NV	6,756,155	87,559,769
Fortive Corp.	1,648,003	78,988,784
Westinghouse Air Brake Technologies Corp.	251,180	48,239,119
		214,787,672
Media — 2.2%
Comcast Corp., Class A	8,480,040	281,791,729
WPP PLC	21,276,852	115,201,109
		396,992,838
Metals & Mining — 0.8%
Barrick Mining Corp.	1,792,781	37,863,535
Teck Resources Ltd., Class B	3,248,554	105,448,063
		143,311,598
Multi-Utilities — 1.8%
Dominion Energy, Inc.	2,600,592	152,004,602
Sempra	2,274,123	185,750,367
		337,754,969
Oil, Gas & Consumable Fuels — 5.3%
BP PLC	68,540,739	367,397,544
Chevron Corp.	1,011,315	153,355,806
Enterprise Products Partners LP	4,647,112	144,014,001
Shell PLC	8,442,628	303,369,817
		968,137,168
Pharmaceuticals — 2.9%
AstraZeneca PLC	822,584	120,008,124
Bristol-Myers Squibb Co.	2,194,838	95,058,434
Eli Lilly & Co.	110,275	81,611,219
Merck & Co., Inc.	564,570	44,104,208
Pfizer, Inc.	1,875,030	43,669,449
Sanofi SA	1,558,623	139,918,566
		524,370,000
Professional Services — 3.7%
Leidos Holdings, Inc.	996,382	159,072,386
SS&C Technologies Holdings, Inc.	6,011,027	513,822,588
		672,894,974
Residential REITs — 0.6%
AvalonBay Communities, Inc.	581,810	108,379,567
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc.	2,344,630	52,894,853
Intel Corp.	1,724,431	34,143,734
NVIDIA Corp.	451,134	80,243,204
STMicroelectronics NV	2,912,886	74,027,911
Taiwan Semiconductor Manufacturing Co. Ltd.	3,619,000	139,328,795
		380,638,497
Security	Shares	Value
Software — 2.3%
Microsoft Corp.	802,714	$ 428,247,919
Specialized REITs — 1.1%
Crown Castle, Inc.	1,973,423	207,387,023
Technology Hardware, Storage & Peripherals — 4.6%
Hewlett Packard Enterprise Co.	7,645,067	158,176,436
HP, Inc.	8,864,820	219,847,536
Samsung Electronics Co. Ltd.	6,714,154	342,179,729
Western Digital Corp.	1,664,073	130,945,905
		851,149,606
Tobacco — 1.1%
British American Tobacco PLC, ADR	3,587,613	192,583,066
Trading Companies & Distributors — 0.2%
WESCO International, Inc.	208,460	43,142,882
Total Common Stocks — 95.3% (Cost: $13,413,384,753)		17,478,955,010
Preferred Securities
Preferred Stocks — 0.9%
Household Products — 0.9%
Henkel AG & Co. KGaA	2,144,916	165,285,288
		165,285,288
Total Preferred Securities — 0.9% (Cost: $177,120,118)		165,285,288
Total Long-Term Investments — 96.2% (Cost: $13,590,504,871)		17,644,240,298
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(b)(c)	703,014,763	703,014,763
Total Short-Term Securities — 3.9% (Cost: $703,014,763)		703,014,763
Total Investments — 100.1% (Cost: $14,293,519,634)		18,347,255,061
Liabilities in Excess of Other Assets — (0.1)%		(9,350,682)
Net Assets — 100.0%		$ 18,337,904,379

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Equity Dividend Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 703,308,670	$ —	$ (293,907)(a)	$ —	$ —	$ 703,014,763	703,014,763	$ 7,171,494	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 503,355,598	$ 98,950,655	$ —	$ 602,306,253
Automobile Components	72,802,440	—	—	72,802,440
Automobiles	143,753,700	—	—	143,753,700
Banks	2,306,623,390	—	—	2,306,623,390
Beverages	111,979,248	—	—	111,979,248
Broadline Retail	509,937,700	—	—	509,937,700
Building Products	152,726,005	—	—	152,726,005
Capital Markets	686,288,650	—	—	686,288,650
Chemicals	423,286,971	—	—	423,286,971
Commercial Services & Supplies	—	153,438,386	—	153,438,386
Communications Equipment	229,132,907	—	—	229,132,907
Consumer Finance	77,118,135	—	—	77,118,135
Consumer Staples Distribution & Retail	291,865,473	—	—	291,865,473
Containers & Packaging	243,638,491	—	—	243,638,491
Diversified Telecommunication Services	172,782,299	—	—	172,782,299
Electric Utilities	561,104,876	—	—	561,104,876
Electronic Equipment, Instruments & Components	25,115,688	—	—	25,115,688
Entertainment	335,115,466	—	—	335,115,466
Financial Services	417,084,275	—	—	417,084,275
Food Products	406,714,138	—	—	406,714,138
Ground Transportation	170,539,982	—	—	170,539,982

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 1,040,751,209	$ —	$ —	$ 1,040,751,209
Health Care Providers & Services	1,047,621,013	—	—	1,047,621,013
Health Care REITs	56,918,400	—	—	56,918,400
Household Durables	—	43,536,473	—	43,536,473
Industrial Conglomerates	130,991,499	—	—	130,991,499
Industrial REITs	150,955,228	—	—	150,955,228
Insurance	692,739,092	—	—	692,739,092
Interactive Media & Services	403,827,315	—	—	403,827,315
IT Services	147,986,916	—	—	147,986,916
Leisure Products	200,495,613	—	—	200,495,613
Machinery	214,787,672	—	—	214,787,672
Media	281,791,729	115,201,109	—	396,992,838
Metals & Mining	143,311,598	—	—	143,311,598
Multi-Utilities	337,754,969	—	—	337,754,969
Oil, Gas & Consumable Fuels	297,369,807	670,767,361	—	968,137,168
Pharmaceuticals	264,443,310	259,926,690	—	524,370,000
Professional Services	672,894,974	—	—	672,894,974
Residential REITs	108,379,567	—	—	108,379,567
Semiconductors & Semiconductor Equipment	167,281,791	213,356,706	—	380,638,497
Software	428,247,919	—	—	428,247,919
Specialized REITs	207,387,023	—	—	207,387,023
Technology Hardware, Storage & Peripherals	508,969,877	342,179,729	—	851,149,606
Tobacco	192,583,066	—	—	192,583,066
Trading Companies & Distributors	43,142,882	—	—	43,142,882
Preferred Securities
Preferred Stocks	—	165,285,288	—	165,285,288
Short-Term Securities
Money Market Funds	703,014,763	—	—	703,014,763
	$16,284,612,664	$2,062,642,397	$—	$18,347,255,061

Portfolio Abbreviation
ADR	American Depositary Receipt
Schedule of Investments